Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of detailed information about lease amounts recognized In statements of cash flows

	As of December 31,
in €‘000	2025	2024
Right-of-use assets – Property and equipment
Buildings	61,084	46,369
Other facilities and equipment	571	500
Lease liabilities – Loans and borrowings
Current	11,010	9,968
Non-current	51,842	36,697

Summary of detailed information about reconciliation of right of use assets

	Office buildings
in €‘000	2025	2024
Balance as of January 1,	46,369	51,394
Depreciation charge for the year	(9,505)	(8,828)
Additions	25,150	3,845
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(851)	191
Balance as of December 31,	61,084	46,369

Summary of detailed information about reconciliation of lease liabilities

in €‘000	2025	2024
Balance as of January 1,	46,665	49,951
Additions to lease liabilities	25,290	4,281
Accretion of interest	3,242	2,797
Interest paid	(3,242)	(2,797)
Payments	(7,555)	(7,830)
Rent concessions	(195)	(53)
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(1,274)	549
Balance as of December 31,	62,852	46,665
Current	11,010	9,968
Non-current	51,842	36,697

Summary of detailed information about lease amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2025	2024	2023
Interest on lease liabilities	3,242	2,797	1,149
Depreciation	9,784	9,038	7,181
Income from sub-leasing right-of-use assets	(175)	(112)	(14)
Expenses relating to short-term or low value leases[1]	347	844	941
Rent concessions	(195)	(53)	(30)
Total amount recognized in profit from continuing operations	13,003	12,514	9,227
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

Summary of detailed information about lease amounts recognized in statements of cash flows

	Years Ended December 31,
in €‘000	2025	2024	2023
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	339	831	938
-Interest paid on lease liabilities	3,242	2,797	1,149
Financing activities – Principal payment on lease liabilities	7,555	7,830	7,983
Total cash outflow for leases	11,136	11,458	10,070